Accounting Policies - New standards and interpretations issued (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of previously application of standards or interpretations [Line Items]
Gold income (note 2)	$ 3,805	$ 4,356	$ 4,085
Revenue from product sales	3,943	4,510	4,223
Cost of sales	(3,173)	(3,736)	(3,401)
Gain (loss) on non-hedge derivatives and other commodity contracts	2	10	19
Gross profit	772	$ 784	$ 841
Gross profit %		17.38%	19.91%
By-products revenue	$ 138	$ 154	$ 138
In Accordance With IAS 18
Disclosure of previously application of standards or interpretations [Line Items]
Revenue		4,543	4,254
Gold income (note 2)		4,356	4,085
Cost of sales		(3,582)	(3,263)
Gain (loss) on non-hedge derivatives and other commodity contracts		10	19
Gross profit		$ 784	$ 841
Gross profit %		18.00%	20.59%